EQUITY AND STOCK-BASED COMPENSATION - Stock-Based Compensation (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Restricted stock shares and restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of historical volatility	3 years
Unrecognized compensation cost	$ 16.0
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares equivalent to minimum vesting	50.00%
Compensation expense	$ 4.0
Stock-based compensation expense	2.8
Unrecognized compensation cost	$ 1.2
SPX
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award's requisite service period	3 years
SPX | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
SPX | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
SPX | Restricted stock shares and restricted stock units | Non-officer employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
SPX | Restricted stock shares and restricted stock units | Officers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
SPX | Restricted stock shares and restricted stock units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares equivalent to minimum vesting	25.00%
SPX | Restricted stock shares and restricted stock units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares equivalent to minimum vesting	125.00%